Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (381,843)	$ (58,520)	¥ (317,967)	¥ (314,846)
Operating income (losses)	3,148,027	482,455	3,235,792	2,868,925
Fair value change of other current and non-current assets	(15,658)	(2,400)	(5,442)	(11,017)
Income before income taxes	3,668,512	562,222	3,701,006	3,241,421
Income tax expense	(260,945)	(39,992)	(500,361)	(377,890)
Net income attributable to Autohome Inc.	3,405,229	521,872	3,199,966	2,871,015
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(86,120)	(13,198)	20,040	58,421
Comprehensive income attributable to Autohome Inc.	3,319,109	508,674	3,220,006	2,929,436
Parent Company [Member]
Operating expenses:
General and administrative expenses	(21,109)	(3,235)	(14,757)	(14,797)
Operating income (losses)	(21,109)	(3,235)	(14,757)	(14,797)
Interest income	80,574	12,349	79,628	45,023
Fair value change of other current and non-current assets	(15,658)	(2,400)	(5,442)	(11,017)
Share of income of subsidiaries and VIEs	3,361,422	515,158	3,140,537	2,851,806
Income before income taxes	3,405,229	521,872	3,199,966	2,871,015
Income tax expense	0	0	0	0
Net income attributable to Autohome Inc.	3,405,229	521,872	3,199,966	2,871,015
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(86,120)	(13,198)	20,040	58,421
Comprehensive income attributable to Autohome Inc.	¥ 3,319,109	$ 508,674	¥ 3,220,006	¥ 2,929,436